DEBTS PAYABLE & SENIOR SECURED NOTES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Less: repayment	$ (5,615,225)	$ (2,879,329)
Total debts payable, undiscounted	63,512,400
Less: discounted to fair value	(1,279,819)
Total accrued interest payable related to senior secured notes as of December 31, 2020	3,301,155	815,662
Borrowings [abstract]
Principal payments	63,512,400
Less: current portion	8,644,633	6,628,843
Total non-current debt, undiscounted	54,867,767
Less: discounted to fair value	(1,279,819)
Total non-current debt	53,587,948
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Total debts payable, undiscounted	8,644,633
Borrowings [abstract]
Principal payments	8,644,633
2022
Disclosure of detailed information about borrowings [line items]
Total debts payable, undiscounted	5,611,722
Borrowings [abstract]
Principal payments	5,611,722
2023
Disclosure of detailed information about borrowings [line items]
Total debts payable, undiscounted	11,446,496
Borrowings [abstract]
Principal payments	11,446,496
2024
Disclosure of detailed information about borrowings [line items]
Total debts payable, undiscounted	37,809,549
Borrowings [abstract]
Principal payments	37,809,549
Debt payable
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	43,995,661
Acquired through combinations and acquisitions	25,131,964
Less: repayment	(5,615,225)
Total debts payable, undiscounted	63,512,400
Less: discounted to fair value	(1,279,819)
Balance at the end of the year	62,232,581	$ 43,995,661
Total accrued interest payable related to senior secured notes as of December 31, 2020	2,510,059
Borrowings [abstract]
Principal payments	63,512,400
Less: discounted to fair value	(1,279,819)
Debt payable, Related party
Disclosure of detailed information about borrowings [line items]
Total debts payable, undiscounted	31,616,879
Borrowings [abstract]
Principal payments	31,616,879
Less: current portion	4,747,367
Total non-current debt, undiscounted	26,869,512
Total non-current debt	26,869,512
Debt payable, Non-related party
Disclosure of detailed information about borrowings [line items]
Total debts payable, undiscounted	31,895,521
Less: discounted to fair value	(1,279,819)
Borrowings [abstract]
Principal payments	31,895,521
Less: current portion	3,897,266
Total non-current debt, undiscounted	27,998,255
Less: discounted to fair value	(1,279,819)
Total non-current debt	$ 26,718,436